February 26, 2020	Mark C. Amorosi mark.amorosi@klgates.com T +1 202 778 9351 F +1 202 778 9100
VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AXA Premier VIP Trust (File No. 811-10509) – Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of AXA Premier VIP Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder is a registration statement for the Trust on Form N-14 (the “Registration Statement”). The Registration Statement includes a Notice of Joint Special Meeting of Shareholders of CharterSM Conservative Portfolio, a series of the Trust, a Combined Proxy Statement and Prospectus, a Statement of Additional Information, and forms of voting instruction and proxy cards relating to the Joint Special Meeting of Shareholders of CharterSM Conservative Portfolio, and of other series of the Trust and series of EQ Advisors Trust, another registered investment company in the same group of investment companies as the Trust (the “Meeting”).

The Meeting is being held to request shareholder approval of the reorganization of CharterSM Conservative Portfolio, a series of the Trust, into EQ/Conservative Allocation Portfolio, also a series of the Trust.

Please note that the Meeting also is being held to request shareholder approval of the reorganizations of the following other series of the Trust and of EQ Advisors Trust into acquiring series of EQ Advisors Trust: (1) CharterSM Aggressive Growth Portfolio, CharterSM Growth Portfolio, CharterSM Moderate Growth Portfolio, and CharterSM Moderate Portfolio, each a series of the Trust, each into All Asset Growth-Alt 20 Portfolio, a series of EQ Advisors Trust; (2) CharterSM Small Cap Growth Portfolio, a series of the Trust, into EQ/Morgan Stanley Small Cap Growth Portfolio, a series of EQ Advisors Trust; (3) CharterSM Small Cap Value Portfolio, a series of the Trust, into 1290 VT Small Cap Value Portfolio, a series of EQ Advisors Trust; (4) EQ/Franklin Templeton Allocation Managed Volatility Portfolio, a series of EQ Advisors Trust, into EQ/Aggressive Growth Strategy Portfolio, also a series of EQ Advisors Trust; (5) EQ/MFS Technology II Portfolio, a series of EQ Advisors Trust, into EQ/MFS Technology Portfolio, also a series of EQ Advisors Trust; (6) EQ/Templeton Global Equity Managed Volatility Portfolio, a series of EQ Advisors Trust, into 1290 VT SmartBeta Equity Portfolio, also a series of EQ Advisors Trust; (7) EQ/UBS Growth and Income Portfolio, a series of EQ Advisors Trust, into EQ/Capital Guardian

K&L GATES LLP

1601 K STREET NW    WASHINGTON    DC 20006

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U.S. Securities and Exchange Commission

February 26, 2020

Research Portfolio, also a series of EQ Advisors Trust; (8) Multimanager Mid Cap Growth Portfolio, a series of EQ Advisors Trust, into EQ/Janus Enterprise Portfolio, also a series of EQ Advisors Trust; and (9) Multimanager Mid Cap Value Portfolio, a series of EQ Advisors Trust, into EQ/American Century Mid Cap Value Portfolio, also a series of EQ Advisors Trust.

The Trust and EQ Advisors Trust have determined to hold a Joint Special Meeting of Shareholders of the Trust and EQ Advisors Trust to consider all of the proposed reorganizations, and to utilize a Combined Proxy Statement and Prospectus that describes all of the proposed reorganizations, to simplify the presentation of the proposals to shareholders and reduce the potential confusion associated with sending multiple documents to shareholders. The Combined Proxy Statement and Prospectus, as well as the Letter to Contractholders, Notice of Joint Special Meeting of Shareholders, and Contractholder Voting Instructions included in the Registration Statement, also are being filed separately in a registration statement on Form N-14 on behalf of EQ Advisors Trust (File No. 811-07953) with respect to the reorganizations of certain series of EQ Advisors Trust and the Trust into certain acquiring series of EQ Advisors Trust, as described above, and include information regarding those reorganizations.

This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351 or my colleague Fatima Sulaiman at (202) 778-9082.

Sincerely,

/s/ Mark C. Amorosi
Mark C. Amorosi

Enclosures

cc:	William MacGregor, Esq.

Maureen Kane, Esq.

AXA Equitable Funds Management Group, LLC

Fatima Sulaiman, Esq.

K&L Gates LLP